SUPPLEMENTARY CASH FLOW INFORMATION	9 Months Ended
May 31, 2021
Supplementary Cash Flow Information [Abstract]
SUPPLEMENTARY CASH FLOW INFORMATION [Text Block]

10. SUPPLEMENTARY CASH FLOW INFORMATION

Net change in non-cash working capital:

Period ended	May 31, 2021	May 31, 2020

Amounts receivable, prepaid expenses and other assets	$188	$617
Payment of bank advisory fees[1]	(2,890)	—
Accounts payable and other liabilities	(51)	(873)
	$(2,753)	$(256)
[1]These amounts were disclosed as a financing cash flow in the period ended November 30, 2020 and have been reclassified to be included within operating activities in the current period.